Segment Reporting	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segment Reporting
(17)	Segment Reporting
The Company operates within two business segments: Asset Management and Wealth Management. See Note 1 (Description of the Business).
The Company’s business segment information was prepared using the following methodologies and generally represents the information that is relied upon by management in its decision-making process.

•	Revenues and expenses directly associated with each business segment are included in determining net income/ (loss) by segment.

•
Indirect expenses (such as general and administrative expenses including executive and indirect overhead costs) not directly associated with specific business segments are allocated to the business segments’ statement of operations.

Accordingly, the Company presents segment information consistent with internal management reporting. See Note 1 (Description of the Business) and the table below for more detail on unallocated items. The following tables present the financial information for the Company’s segments for the periods indicated.

	For the Period
(Dollars in Thousands)	January 3, 2023 – March 31, 2023 (Successor)			January 1, 2022 – March 31, 2022 (Predecessor)
Net Income by Segment	Asset Management Segment	Wealth Management Segment	Total	Tiedemann Wealth Management Holdings, LLC
Revenue:
Management/advisory fees	$14,976	$31,494	$46,470	$19,970
Incentive fees	577	—	577	—
Distributions from investments	10,030	—	10,030	—
Other income/fees	932	38	970	—

Total income	$26,515	$31,532	$58,047	$19,970

Operating Expenses:
Compensation and employee benefits	27,262	35,910	63,172	13,560
Systems, technology, and telephone	1,193	2,635	3,828	1,440
Sales, distribution, and marketing	250	276	526	218
Occupancy costs	1,205	1,975	3,180	968
Professional fees	12,257	10,627	22,884	1,415
Travel and entertainment	990	956	1,946	267
Depreciation and amortization	2,739	1,778	4,517	610
General, administrative, and other	454	978	1,432	318

Total operating expenses	$46,350	$55,135	$101,485	$18,796

Operating income (loss)	(19,835)	(23,603)	(43,438)	1,174

Other income (expenses):
Gain (loss) on investments	4,122	(973)	3,149	(19)
Gain (loss) on warrant liability	(6,471)	(6,471)	(12,942)	—
Gain (loss) on earn-out liability	(14,603)	(14,603)	(29,206)	—
Interest and dividend income (expense)	(1,753)	(1,508)	(3,261)	(74)
Other income	—	58	58	(2)

Income (loss) before taxes	(38,540)	(47,100)	(85,640)	1,079
Income tax (expenses) benefit	(2,325)	(2,325)	(4,650)	(193)

Net income (loss)	$(40,865)	$(49,425)	$(90,290)	$886

(Dollars in Thousands)	As of
Assets by segment	March 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Asset management	$888,050	$—
Wealth management	$528,102	$91,989
Total assets	$1,416,152	$91,989